Non-controlling interests	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Non-controlling interests

26.	Non-controlling interests

Non-controlling interests refer to the net value of the equity equivalence of the portion of profit or loss attributable to equity instruments that do not belong, directly or indirectly, to the Bank, including the portion of annual profit attributed to subsidiaries.

a) Composition

The balance of the "Non-controlling Interests" line item is detailed below:

Thousand of Reais	2024	2023

Total	335,447	403,350
Rojo Entretenimento S.A.	11,226	8,165
Banco Hyundai Capital	324,819	268,859
Return Capital Gestão de Ativos e Participações S.A.	-	(9,379)
Toro Corretora de Títulos e valores Mobiliários Ltda.	-	112,023
Toro Investimentos S.A.	-	21,640
Solution 4fleet Consultoria Empresarial S.A.	-	25
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	-	2,017
Fit Economia de Energia S.A.	(4,382)	—
América Gestão Serviços em Energia S.A.	3,784	—

Thousand of Reais	2024	2023

Profit attributable to non-controlling interests	48,257	49,499
Comprising:
Banco PSA Finance Brasil S.A.	-	8,068
Rojo Entretenimento S.A.	977	697
Banco Hyundai Capital	61,493	50,530
Return Capital Gestão de Ativos e Participações S.A.	(6,287)	(6,774)
Toro Corretora de Títulos e Valores Mobiliários Ltda.	-	(3,212)
Toro Investimentos S.A.	-	3,253
Solution 4Fleet Consultoria Empresarial S.A.	416	(1,785)
Apê11 Tecnologia e Negócios Imobiliários S.A. (Apê11)	-	(1,278)
Fit Economia de Energia S.A.	(7,272)	—
América Gestão Serviços em Energia S.A.	(1,070)	—

b) Changes

The changes in the balance of "Non-controlling interests" are summarized in the table below:

	2024	2023	2022
Thousand of Reais
Balance at the beginning of the fiscal year	403,350	497,342	334,349
Incorporation / Acquisition	(112,710)	(134,214)	20,446
Dividends paid / Interest on Capital	-	(6,790)	(7,432)
Capital increase	-	-	66,957
Profit attributable to non-controlling interests	48,257	49,499	52,382
Others	(3,450)	(2,487)	30,640
Balance at the end of the fiscal year	335,447	403,350	497,342